Related party transactions - Major transactions with related parties (Details) - Trip.com Group - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Hotel reservation payments collected on behalf of the Group
Related party transactions
Amounts of transaction	¥ 364,949	¥ 290,397
Hotel reservation service fees
Related party transactions
Amounts of transaction	4,381	¥ 6,159
Corporate Travel Management Service
Related party transactions
Amounts of transaction	¥ 4,518